Costs and Estimated Earnings on Uncompleted Contracts	12 Months Ended
Feb. 24, 2012
Costs and Estimated Earnings on Uncompleted Contracts [Abstract]
Costs and Estimated Earnings on Uncompleted Contracts
4.	Costs and Estimated Earnings on Uncompleted Contracts

The following is a summary of long-term contracts in progress at February 24, 2012 and February 25, 2011:

	February 24, 2012	February 25, 2011
Cost incurred on uncompleted long-term contracts	$80,543	$46,335
Estimated earnings	48,748	31,650
	129,291	77,985
Less: billings to date	(117,044)	(75,148)
	$12,247	$2,837

Included in accompanying balance sheets under the following captions:

	February 24, 2012	February 25, 2011
Costs and estimated earnings in excess of billings on uncompleted long-term contracts	$18,766	$10,371
Billings in excess of costs and estimated earnings on uncompleted long-term contracts	(6,519)	(7,534)
	$12,247	$2,837

Included in billings in excess of costs and estimated earnings on uncompleted long-term contracts is a provision for unexpected losses on contracts of $200 in fiscal 2012 and fiscal 2011.

In accordance with industry practices, costs and estimated earnings in excess of billings on uncompleted long-term contracts are classified as current even though a portion of these amounts may not be realized within one year.